Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the company's goodwill
A summary of changes in goodwill during the years ended April 30, 2017 and 2016, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International and Foodservice	Total
Balance at May 1, 2015	$1,742.9	$1,140.8	$2,812.1	$315.8	$6,011.6
Acquisitions (A)	348.0	494.7	(842.6)	130.7	130.8
Divestiture	—	(33.6)	—	(14.2)	(47.8)
Other (B)	—	(1.0)	—	(2.5)	(3.5)
Balance at April 30, 2016	$2,090.9	$1,600.9	$1,969.5	$429.8	$6,091.1
Other (B)	—	(1.9)	—	(12.1)	(14.0)
Balance at April 30, 2017	$2,090.9	$1,599.0	$1,969.5	$417.7	$6,077.1

(A)
As a result of the Big Heart acquisition in 2015, we recognized a total of $3.0 billion of goodwill, representing the value we expect to achieve through the implementation of operational synergies and growth opportunities across our segments. The purchase price allocation was finalized in 2016 and included the allocation of goodwill across all reportable segments based on the synergies anticipated to be achieved by each individual reporting unit. For further discussion on the Big Heart acquisition, see Note 2: Acquisition. Additionally, the purchase price allocation was finalized for the Sahale Snacks, Inc. acquisition in 2016, resulting in an immaterial adjustment to goodwill.

(B)	The amounts classified as other represent foreign currency exchange adjustments for the years ended April 30, 2017 and 2016.

Other intangible assets and related accumulated amortization, impairment charges, and foreign currency exchange
The following table summarizes our other intangible assets and related accumulated amortization and impairment charges, including foreign currency exchange adjustments.

	April 30, 2017			April 30, 2016
Acquisition Cost		Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,520.1	$802.1	$2,718.0	$3,520.1	$639.9	$2,880.2
Patents and technology	168.5	101.4	67.1	168.5	88.4	80.1
Trademarks	556.4	112.7	443.7	525.4	78.7	446.7
Total intangible assets subject to amortization	$4,245.0	$1,016.2	$3,228.8	$4,214.0	$807.0	$3,407.0
Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,078.1	$157.0	$2,921.1	$3,109.1	$21.7	$3,087.4
Total other intangible assets	$7,323.1	$1,173.2	$6,149.9	$7,323.1	$828.7	$6,494.4